Property, plant and equipment - summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 28,608
Translation differences	(2,657)	€ 316
Property, plant and equipment	27,582	28,608
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	68,786	64,670
Additions	5,600	5,403
Divestitures	(1,189)	(1,348)
Changes In Scope Of Consolidation	(8)	64
Translation differences	(5,240)	675
Transfer to Assets held for sale	16	706
Other changes	(71)	28
Property, plant and equipment	67,862	68,786
Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(40,178)	(37,294)
Divestitures	1,089	1,247
Changes In Scope Of Consolidation	0	11
Translation differences	2,583	(359)
Transfer to Assets held for sale	(11)	(512)
Other changes	78	(24)
Depreciation	3,453	3,613
Impairment losses and asset write-offs	(410)	(636)
Property, plant and equipment	(40,280)	(40,178)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	869
Property, plant and equipment	841	869
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	899	877
Additions	16	33
Divestitures	(2)	(40)
Changes In Scope Of Consolidation	0	0
Translation differences	(87)	8
Transfer to Assets held for sale	0	15
Other changes	45	36
Property, plant and equipment	871	899
Land | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(30)	(32)
Divestitures	0	2
Changes In Scope Of Consolidation	0	0
Translation differences	0	0
Transfer to Assets held for sale	0	(3)
Other changes	1	0
Depreciation	1	3
Impairment losses and asset write-offs	0	0
Property, plant and equipment	(30)	(30)
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,750
Property, plant and equipment	5,560	5,750
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9,427	9,227
Additions	928	274
Divestitures	(54)	(46)
Changes In Scope Of Consolidation	(8)	0
Translation differences	(849)	96
Transfer to Assets held for sale	14	149
Other changes	(86)	25
Property, plant and equipment	9,344	9,427
Industrial buildings | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,677)	(3,365)
Divestitures	8	32
Changes In Scope Of Consolidation	0	0
Translation differences	253	(29)
Transfer to Assets held for sale	(9)	(107)
Other changes	53	(9)
Depreciation	427	411
Impairment losses and asset write-offs	(3)	(2)
Property, plant and equipment	(3,784)	(3,677)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	17,092
Property, plant and equipment	15,767	17,092
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	51,471	50,094
Additions	2,793	1,587
Divestitures	(884)	(1,135)
Changes In Scope Of Consolidation	0	63
Translation differences	(3,682)	507
Transfer to Assets held for sale	2	502
Other changes	523	857
Property, plant and equipment	50,219	51,471
Plant, machinery and equipment | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(34,379)	(32,032)
Divestitures	845	1,098
Changes In Scope Of Consolidation	0	11
Translation differences	2,160	(305)
Transfer to Assets held for sale	(2)	(384)
Other changes	17	(19)
Depreciation	2,695	2,876
Impairment losses and asset write-offs	(402)	(618)
Property, plant and equipment	(34,452)	(34,379)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	983
Property, plant and equipment	820	983
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,066	2,944
Additions	258	222
Divestitures	(245)	(124)
Changes In Scope Of Consolidation	0	0
Translation differences	(246)	45
Transfer to Assets held for sale	0	17
Other changes	(7)	(4)
Property, plant and equipment	2,826	3,066
Other assets | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,083)	(1,855)
Divestitures	234	115
Changes In Scope Of Consolidation	0	0
Translation differences	170	(25)
Transfer to Assets held for sale	0	(17)
Other changes	8	4
Depreciation	330	323
Impairment losses and asset write-offs	(5)	(16)
Property, plant and equipment	(2,006)	(2,083)
Advances and tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,914
Property, plant and equipment	4,594	3,914
Advances and tangible assets in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,923	1,528
Additions	1,605	3,287
Divestitures	(4)	(3)
Changes In Scope Of Consolidation	0	1
Translation differences	(376)	19
Transfer to Assets held for sale	0	23
Other changes	(546)	(886)
Property, plant and equipment	4,602	3,923
Advances and tangible assets in progress | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(9)	(10)
Divestitures	2	0
Changes In Scope Of Consolidation	0	0
Translation differences	0	0
Transfer to Assets held for sale	0	(1)
Other changes	(1)	0
Depreciation	0	0
Impairment losses and asset write-offs	0	0
Property, plant and equipment	€ (8)	€ (9)